Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - Protection sold - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 817,845	¥ 643,285
Maximum potential/Notional amount, Expiring in 1-5 years	3,787,877	2,982,687
Maximum potential/Notional amount, Expiring over 5 years	588,961	836,239
Maximum potential/Notional amount, Total	5,194,683	4,462,211
Credit derivative (asset) liability at fair value	(28,356)	(72,915)
Single name credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	780,486	499,442
Maximum potential/Notional amount, Expiring in 1-5 years	2,535,528	2,224,643
Maximum potential/Notional amount, Expiring over 5 years	577,973	798,398
Maximum potential/Notional amount, Total	3,893,987	3,522,483
Credit derivative (asset) liability at fair value	(16,640)	(55,930)
Single name credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	616,504	408,281
Maximum potential/Notional amount, Expiring in 1-5 years	2,222,393	1,874,796
Maximum potential/Notional amount, Expiring over 5 years	529,796	731,946
Maximum potential/Notional amount, Total	3,368,693	3,015,023
Credit derivative (asset) liability at fair value	(30,117)	(61,308)
Single name credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	163,982	91,161
Maximum potential/Notional amount, Expiring in 1-5 years	313,135	349,847
Maximum potential/Notional amount, Expiring over 5 years	48,177	66,452
Maximum potential/Notional amount, Total	525,294	507,460
Credit derivative (asset) liability at fair value	13,477	5,378
Index and basket credit default swaps:
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	37,359	143,843
Maximum potential/Notional amount, Expiring in 1-5 years	1,252,349	758,044
Maximum potential/Notional amount, Expiring over 5 years	10,988	37,841
Maximum potential/Notional amount, Total	1,300,696	939,728
Credit derivative (asset) liability at fair value	(11,716)	(16,985)
Index and basket credit default swaps: | Investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	0	67,600
Maximum potential/Notional amount, Expiring in 1-5 years	217,259	458,153
Maximum potential/Notional amount, Expiring over 5 years	1,596	36,955
Maximum potential/Notional amount, Total	218,855	562,708
Credit derivative (asset) liability at fair value	(1,266)	(9,604)
Index and basket credit default swaps: | Non-investment grade
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	37,359	56,299
Maximum potential/Notional amount, Expiring in 1-5 years	599,638	19,936
Maximum potential/Notional amount, Expiring over 5 years	6,200	0
Maximum potential/Notional amount, Total	643,197	76,235
Credit derivative (asset) liability at fair value	(7,121)	(61)
Index and basket credit default swaps: | Not rated
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	0	19,944
Maximum potential/Notional amount, Expiring in 1-5 years	435,452	279,955
Maximum potential/Notional amount, Expiring over 5 years	3,192	886
Maximum potential/Notional amount, Total	438,644	300,785
Credit derivative (asset) liability at fair value	¥ (3,329)	¥ (7,320)